Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Summary of accounts receivable
	December 31, 2019	December 31, 2018
Accounts receivable	$295,265	$178,883
Accounts receivable - related parties	$53,458	$151,612
Less: allowance for doubtful accounts	$125,180	$-
Total accounts receivable, net	$223,543	$330,495